Employee benefits (Details) - Schedule of net defined benefit liability and its components - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Schedule of net defined benefit liability and its components [Abstract]
Balance	$ 1,630	$ 1,355
Current service cost	425	424
Interest cost	114	123
Net cost of the period	539	547
Actuarial loss (gain)	1,199	(102)
Income tax effect	360	(26)
Other:
Benefits paid	(1,330)	(196)
Balance	$ 1,678	$ 1,630